Commitments and Contingencies - Additional Information - Navion Hispania (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Navion Offshore Loading [Member] USD ($)	Dec. 31, 2013 Navion Offshore Loading [Member] NOK	Dec. 31, 2014 Navion Offshore Loading [Member] Loss from Catastrophes [Member] USD ($)	Dec. 31, 2014 Navion Offshore Loading [Member] Loss from Catastrophes [Member] NOK	Dec. 31, 2014 Navion Offshore Loading [Member] Appellate Court [Member] USD ($)	Dec. 31, 2013 Navion Offshore Loading [Member] Appellate Court [Member] USD ($)	Dec. 31, 2013 Navion Offshore Loading [Member] Appellate Court [Member] NOK
Loss Contingencies [Line Items]
Loss contingency, liability accrual					$ 15,800,000	117,500,000	$ 0	$ 29,000,000	216,400,000
Accounts receivable	$ 103,665,000	$ 176,265,000	$ 29,000,000	216,400,000			$ 0